Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment stated at lower of cost or estimated fair value
(in thousands)	2018	2017
Buildings and leasehold improvements	$441	$441
Furniture, fixtures and equipment	1,832	1,811
Software	2,135	2,135
Vehicles and machinery	1,142	1,167
Total property and equipment	5,550	5,554
Accumulated depreciation and amortization	(4,772)	(4,400)
Total property and equipment, net	$778	$1,154

Schedule of estimated useful lives of property, plant and equipment
Useful lives
Buildings	40 years
Leasehold improvements	3-5 years
Furniture, fixtures and equipment	3-5 years
Software	3-15 years
Vehicles and machinery	2-7 years